DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)			5 Months Ended	6 Months Ended	12 Months Ended
	Dec. 17, 2020 USD ($) $ / shares shares	Jul. 20, 2020 item	Dec. 31, 2020 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Condition for future business combination number of businesses minimum | item		1
Proceeds from sale of Private Placement Warrants			$ 10,280,000
Transaction Costs	$ 15,688,848				$ 15,688,848
Underwriting fees	5,520,000				5,520,000
Deferred Underwriting Fee Payable.	9,660,000		9,660,000	$ 0	9,660,000
Other offering costs	$ 508,848				508,848
Cash held outside the Trust Account				$ 189,147	$ 406,126
Threshold minimum aggregate fair market value as a percentage of the assets held in the Trust Account				80.00%	80.00%
Threshold percentage of outstanding voting securities of the target to be acquired by post-transaction company to complete business combination				50.00%	50.00%
Minimum net tangible assets upon consummation of the Business Combination				$ 5,000,001	$ 5,000,001
Threshold percentage of Public Shares subject to redemption without the Company's prior written consent				20.00%	20.00%
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)				100.00%	100.00%
Threshold business days for redemption of public shares				10 days	10 days
Maximum net interest to pay dissolution expenses				$ 100,000	$ 100,000
Cash operating bank account				189,147	406,126
Working capital				801,795	234,460
Aggregate purchase price			25,000		$ 25,000
Proceeds from promissory note, related party			$ 38,087	300,000
Sponsor
Subsidiary, Sale of Stock [Line Items]
Aggregate purchase price				25,000
Initial Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares	27,600,000				27,600,000
Purchase price, per unit | $ / shares	$ 10.10
Proceeds from issuance initial public offering	$ 276,000,000
Payments for investment on cash in Trust Account	$ 278,760,000
Investments maximum maturity term	185 days
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Price of warrants | $ / shares	$ 1.00				$ 1.00
Proceeds from issuance initial public offering	$ 10,280,000
Number of warrants issued | shares	10,280,000
Exercise price of warrants | $ / shares	$ 11.50				$ 11.50
Proceeds from sale of Private Placement Warrants	$ 10,280,000			$ 10,280,000
Over-allotment option
Subsidiary, Sale of Stock [Line Items]
Number of units issued | shares	3,600,000				3,600,000
Purchase price, per unit | $ / shares	$ 10.00				$ 10.00
Over-allotment option | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Price of warrants | $ / shares	1.00
Exercise price of warrants | $ / shares	$ 1.00
Sponsor
Subsidiary, Sale of Stock [Line Items]
Loans from sponsor					$ 300,000